Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Spirit AeroSystems Holdings Inc., Class A	13,636	$890,704

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	17,755	1,282,266
Echo Global Logistics Inc.(a)	3,813	73,896
Expeditors International of Washington Inc.	22,310	1,629,522
United Parcel Service Inc., Class B	91,511	9,473,219

		12,458,903

Airlines — 0.1%
Delta Air Lines Inc.	21,304	1,187,485
Southwest Airlines Co.	17,684	972,266

		2,159,751

Auto Components — 0.2%
Aptiv PLC	33,468	2,837,752
Autoliv Inc.	10,827	829,673
BorgWarner Inc.	27,196	932,551

		4,599,976

Automobiles — 0.7%
Harley-Davidson Inc.	20,297	677,920
Tesla Inc.(a)(b)	17,606	11,453,935

		12,131,855

Banks — 2.0%
Bank of Hawaii Corp.	5,243	469,773
Cathay General Bancorp.	10,041	362,078
CIT Group Inc.	12,577	574,895
Citizens Financial Group Inc.	58,781	2,191,356
Comerica Inc.	19,623	1,200,143
First Republic Bank/CA	22,010	2,440,469
Heartland Financial USA Inc.	4,396	215,008
International Bancshares Corp.	7,321	288,447
KeyCorp.	131,806	2,466,090
M&T Bank Corp.	16,693	2,813,104
Old National Bancorp./IN	18,439	330,243
People’s United Financial Inc.	57,693	889,626
PNC Financial Services Group Inc. (The)	58,346	8,667,298
Regions Financial Corp.	131,226	2,043,189
Signature Bank/New York NY	7,216	1,023,878
SVB Financial Group(a)	6,741	1,620,065
Truist Financial Corp.	175,736	9,062,706
Umpqua Holdings Corp.	28,758	486,010
Zions Bancorp. N.A.	23,254	1,057,824

		38,202,202

Beverages — 1.7%
Coca-Cola Co. (The)	532,323	31,087,663

Biotechnology — 3.2%
AbbVie Inc.	193,744	15,697,139
Amgen Inc.	78,588	16,978,937
Biogen Inc.(a)	24,181	6,501,062
BioMarin Pharmaceutical Inc.(a)	23,520	1,963,920
Gilead Sciences Inc.	165,958	10,488,546
Vertex Pharmaceuticals Inc.(a)	33,695	7,650,450

		59,280,054

Building Products — 0.6%
Allegion PLC	12,254	1,584,687
AO Smith Corp.	18,029	769,658
Builders FirstSource Inc.(a)	14,978	371,380

Security	Shares	Value

Building Products (continued)
Fortune Brands Home & Security Inc.	18,418	$1,265,501
Johnson Controls International PLC	104,055	4,104,970
Lennox International Inc.	4,535	1,056,564
Masco Corp.	37,963	1,804,002
Owens Corning	14,282	863,918

		11,820,680

Capital Markets — 3.9%
Ameriprise Financial Inc.	17,196	2,844,390
Bank of New York Mellon Corp. (The)	111,121	4,975,998
BlackRock Inc.(c)	15,160	7,994,626
Charles Schwab Corp. (The)	154,238	7,025,541
CME Group Inc.	46,924	10,187,670
E*TRADE Financial Corp.	31,519	1,343,340
FactSet Research Systems Inc.	5,038	1,441,422
Franklin Resources Inc.	39,680	1,003,904
Intercontinental Exchange Inc.	73,481	7,328,995
Invesco Ltd.	51,893	897,749
Legg Mason Inc.	11,183	437,814
Moody’s Corp.	22,343	5,737,459
Northern Trust Corp.	26,840	2,625,220
S&P Global Inc.	32,275	9,480,136
State Street Corp.	48,720	3,684,694
T Rowe Price Group Inc.	30,854	4,119,935
TD Ameritrade Holding Corp.	36,014	1,709,945

		72,838,838

Chemicals — 2.3%
Air Products & Chemicals Inc.	28,878	6,893,467
Albemarle Corp.	13,851	1,111,958
Axalta Coating Systems Ltd.(a)	27,427	790,172
Ecolab Inc.	33,966	6,661,072
HB Fuller Co.	6,605	305,217
International Flavors & Fragrances Inc.	13,358	1,751,367
Linde PLC	70,842	14,390,136
Minerals Technologies Inc.	4,620	250,081
Mosaic Co. (The)	47,809	948,531
PPG Industries Inc.	30,951	3,709,168
Sherwin-Williams Co. (The)	10,882	6,061,165

		42,872,334

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	13,414	115,897
Copart Inc.(a)	27,049	2,744,391
Deluxe Corp.	5,615	270,643
HNI Corp.	5,699	204,993
Interface Inc.	7,891	126,887
Knoll Inc.	6,639	164,382
RR Donnelley & Sons Co.	7,449	17,878
Steelcase Inc., Class A	11,419	212,507
Team Inc.(a)(b)	3,381	45,982
Tetra Tech Inc.	7,217	617,775

		4,521,335

Communications Equipment — 1.7%
Cisco Systems Inc.	560,958	25,787,239
CommScope Holding Co. Inc.(a)(b)	25,082	305,624
F5 Networks Inc.(a)	7,895	964,138
Motorola Solutions Inc.	21,643	3,830,811
Plantronics Inc.	4,407	126,569

		31,014,381

Construction & Engineering — 0.1%
EMCOR Group Inc.	7,301	599,923

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Granite Construction Inc.	6,054	$164,245
Quanta Services Inc.	18,466	722,944

		1,487,112

Consumer Finance — 0.7%
Ally Financial Inc.	51,208	1,640,192
American Express Co.	92,414	12,001,806

		13,641,998

Containers & Packaging — 0.3%
Avery Dennison Corp.	11,105	1,457,420
Ball Corp.	41,444	2,991,428
Sealed Air Corp.	20,096	713,408
Sonoco Products Co.	13,046	745,449

		5,907,705

Distributors — 0.1%
LKQ Corp.(a)	40,384	1,319,951
Pool Corp.	5,222	1,145,185

		2,465,136

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	55,246	1,327,009
Voya Financial Inc.	18,407	1,099,450

		2,426,459

Diversified Telecommunication Services — 1.8%
CenturyLink Inc.	128,396	1,753,889
Verizon Communications Inc.	541,990	32,215,886

		33,969,775

Electric Utilities — 0.6%
Alliant Energy Corp.	31,217	1,853,041
Eversource Energy	42,517	3,930,271
OGE Energy Corp.	26,446	1,212,549
PPL Corp.	94,682	3,426,542

		10,422,403

Electrical Equipment — 0.5%
Acuity Brands Inc.	5,249	618,700
Eaton Corp. PLC	55,097	5,205,013
Rockwell Automation Inc.	15,382	2,948,114
Sensata Technologies Holding PLC(a)	21,040	994,561

		9,766,388

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	22,501	1,146,876
Corning Inc.	102,080	2,724,515
Flex Ltd.(a)(b)	66,870	879,340
Itron Inc.(a)	4,598	375,887
Keysight Technologies Inc.(a)	24,521	2,280,208
TE Connectivity Ltd.	43,932	4,049,652
Trimble Inc.(a)	32,798	1,394,571

		12,851,049

Energy Equipment & Services — 0.5%
Baker Hughes Co.	82,381	1,784,372
Core Laboratories NV	5,755	202,173
National Oilwell Varco Inc.(b)	50,196	1,034,539
Schlumberger Ltd.	181,262	6,074,090
TechnipFMC PLC	55,366	914,093

		10,009,267

Entertainment — 1.7%
Walt Disney Co. (The)	236,055	32,648,767

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	58,010	13,443,237

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities Inc.	18,281	$3,961,310
Boston Properties Inc.	20,319	2,912,729
Corporate Office Properties Trust	14,051	418,298
Digital Realty Trust Inc.	27,270	3,353,937
Duke Realty Corp.	47,252	1,715,720
Equinix Inc.	11,115	6,554,849
Equity Residential	48,492	4,028,715
Federal Realty Investment Trust	9,776	1,222,196
Healthpeak Properties Inc.	64,534	2,322,579
Host Hotels & Resorts Inc.	95,741	1,564,408
Iron Mountain Inc.	37,397	1,182,119
Liberty Property Trust	20,399	1,277,997
Macerich Co. (The)	14,745	328,961
PotlatchDeltic Corp.	8,854	380,722
Prologis Inc.	82,737	7,684,613
SBA Communications Corp.	14,848	3,705,467
Simon Property Group Inc.	40,362	5,374,200
UDR Inc.	38,480	1,843,577
Vornado Realty Trust	22,640	1,489,033
Weyerhaeuser Co.	97,757	2,830,065

		67,594,732

Food & Staples Retailing — 0.4%
Kroger Co. (The)	104,601	2,809,583
Sysco Corp.	63,849	5,244,557
United Natural Foods Inc.(a)(b)	7,101	51,127

		8,105,267

Food Products — 1.8%
Archer-Daniels-Midland Co.	72,834	3,260,050
Bunge Ltd.	18,417	965,603
Campbell Soup Co.	21,616	1,045,998
Darling Ingredients Inc.(a)	21,498	583,241
General Mills Inc.	78,920	4,121,202
Hain Celestial Group Inc. (The)(a)(b)	12,150	294,152
Hormel Foods Corp.	38,277	1,808,971
Ingredion Inc.	8,709	766,392
JM Smucker Co. (The)	15,000	1,554,150
Kellogg Co.	33,609	2,292,470
Kraft Heinz Co. (The)	88,217	2,575,936
Lamb Weston Holdings Inc.	19,117	1,745,573
McCormick & Co. Inc./MD, NVS	16,175	2,642,510
Mondelez International Inc., Class A	188,984	10,843,902

		34,500,150

Gas Utilities — 0.1%
New Jersey Resources Corp.	11,995	495,634
Northwest Natural Holding Co.	4,031	295,795
UGI Corp.	27,231	1,132,537

		1,923,966

Health Care Equipment & Supplies — 1.8%
ABIOMED Inc.(a)(b)	5,988	1,115,505
Align Technology Inc.(a)	9,931	2,553,260
Becton Dickinson and Co.	35,375	9,734,492
Cooper Companies Inc. (The)	6,469	2,244,031
Dentsply Sirona Inc.	29,459	1,649,704
Edwards Lifesciences Corp.(a)	27,279	5,997,561
Hologic Inc.(a)	34,950	1,870,524
IDEXX Laboratories Inc.(a)	11,255	3,050,218
ResMed Inc.	18,883	3,001,830
Varian Medical Systems Inc.(a)	11,917	1,675,173

		32,892,298

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	20,582	$1,760,996
Cardinal Health Inc.	38,892	1,991,659
Centene Corp.(a)	76,412	4,799,438
Cigna Corp.(a)	49,484	9,519,732
HCA Healthcare Inc.	35,789	4,967,513
Henry Schein Inc.(a)	19,402	1,337,574
Humana Inc.	17,702	5,952,121
Laboratory Corp. of America Holdings(a)	12,760	2,238,104
MEDNAX Inc.(a)	10,842	250,125
Patterson Companies Inc.	11,164	245,720
Quest Diagnostics Inc.	17,696	1,958,416
Select Medical Holdings Corp.(a)	15,097	344,815

		35,366,213

Health Care Technology — 0.2%
Cerner Corp.	41,846	3,005,798

Hotels, Restaurants & Leisure — 2.8%
Aramark	32,211	1,421,794
Choice Hotels International Inc.	4,674	468,335
Darden Restaurants Inc.	16,045	1,868,119
Domino’s Pizza Inc.	5,149	1,450,731
Hilton Worldwide Holdings Inc.	35,636	3,841,561
Jack in the Box Inc.	3,047	249,092
Marriott International Inc./MD, Class A	36,740	5,145,804
McDonald’s Corp.	99,519	21,294,081
Royal Caribbean Cruises Ltd.	23,355	2,734,403
Starbucks Corp.	156,858	13,306,264
Vail Resorts Inc.	5,291	1,240,792

		53,020,976

Household Durables — 0.3%
Ethan Allen Interiors Inc.	3,060	49,419
Garmin Ltd.	17,485	1,695,171
La-Z-Boy Inc.	6,243	191,286
Meritage Homes Corp.(a)	4,655	330,319
Mohawk Industries Inc.(a)	8,039	1,058,575
Newell Brands Inc.	52,784	1,030,871
Tupperware Brands Corp.	6,258	39,175
Whirlpool Corp.	8,341	1,219,204

		5,614,020

Household Products — 3.1%
Clorox Co. (The)	16,492	2,594,356
Colgate-Palmolive Co.	106,852	7,883,540
Kimberly-Clark Corp.	45,103	6,460,554
Procter & Gamble Co. (The)	327,951	40,869,254

		57,807,704

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	87,381	1,735,387
Ormat Technologies Inc.	4,968	393,764

		2,129,151

Industrial Conglomerates — 0.9%
3M Co.	75,385	11,960,584
Roper Technologies Inc.	13,652	5,210,422

		17,171,006

Insurance — 2.7%
Allstate Corp. (The)	43,213	5,122,469
Arthur J Gallagher & Co.	24,457	2,508,554
Chubb Ltd.	59,723	9,077,299
Hartford Financial Services Group Inc. (The)	47,213	2,798,787
Lincoln National Corp.	26,309	1,433,314

Security	Shares	Value

Insurance (continued)
Loews Corp.	35,831	$1,843,505
Marsh & McLennan Companies Inc.	66,374	7,424,596
Principal Financial Group Inc.	36,661	1,941,200
Progressive Corp. (The)	76,581	6,179,321
Prudential Financial Inc.	52,770	4,805,236
Travelers Companies Inc. (The)	34,159	4,496,008
Willis Towers Watson PLC	16,857	3,561,715

		51,192,004

Interactive Media & Services — 9.5%
Alphabet Inc., Class A(a)	39,252	56,239,481
Alphabet Inc., Class C, NVS(a)	40,965	58,753,232
Facebook Inc., Class A(a)	315,252	63,652,531

		178,645,244

Internet & Direct Marketing Retail — 0.5%
Booking Holdings Inc.(a)	5,571	10,197,994

IT Services — 7.1%
Accenture PLC, Class A	83,491	17,133,188
Automatic Data Processing Inc.	56,864	9,745,921
Cognizant Technology Solutions Corp., Class A	72,533	4,452,075
International Business Machines Corp.	116,086	16,685,041
Mastercard Inc., Class A	118,306	37,377,598
Visa Inc., Class A	226,306	45,028,105
Western Union Co. (The)	55,424	1,490,906

		131,912,834

Leisure Products — 0.1%
Callaway Golf Co.	11,414	244,488
Hasbro Inc.	16,905	1,722,112
Mattel Inc.(a)(b)	45,049	659,067

		2,625,667

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	40,447	3,339,305
Bio-Techne Corp.	5,023	1,054,679
IQVIA Holdings Inc.(a)	21,953	3,408,203
Mettler-Toledo International Inc.(a)	3,218	2,436,605
Waters Corp.(a)(b)	8,769	1,962,415

		12,201,207

Machinery — 3.0%
AGCO Corp.	8,459	593,314
Caterpillar Inc.	73,723	9,683,516
Cummins Inc.	19,622	3,138,931
Deere & Co.	39,226	6,220,459
Dover Corp.	19,099	2,174,421
Flowserve Corp.	17,100	798,228
Fortive Corp.	39,590	2,966,479
Graco Inc.	21,758	1,156,438
Illinois Tool Works Inc.	42,405	7,420,027
Ingersoll-Rand PLC	31,591	4,208,869
Lincoln Electric Holdings Inc.	7,599	677,679
Meritor Inc.(a)	9,705	212,636
Middleby Corp. (The)(a)	7,267	815,067
PACCAR Inc.	45,343	3,364,904
Parker-Hannifin Corp.	16,787	3,285,048
Snap-on Inc.	7,215	1,151,730
Stanley Black & Decker Inc.	19,870	3,165,887
Tennant Co.	2,235	172,587
Timken Co. (The)	9,079	476,920
WABCO Holdings Inc.(a)	6,679	906,006
Westinghouse Air Brake Technologies Corp.	23,959	1,769,612

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	23,706	$1,935,832

		56,294,590

Media — 0.4%
Discovery Inc., Class A(a)(b)	20,464	598,777
Discovery Inc., Class C, NVS(a)	49,023	1,361,369
John Wiley & Sons Inc., Class A	5,988	261,196
Liberty Global PLC, Class A(a)(b)	21,294	436,953
Liberty Global PLC, Class C, NVS(a)	54,131	1,054,472
New York Times Co. (The), Class A(b)	19,406	621,186
Omnicom Group Inc.	28,511	2,147,163
Scholastic Corp., NVS	3,841	126,561

		6,607,677

Metals & Mining — 0.4%
Compass Minerals International Inc.	4,409	255,237
Newmont Corp.	107,663	4,851,295
Nucor Corp.	39,586	1,879,939
Schnitzer Steel Industries Inc., Class A	3,225	51,858

		7,038,329

Multi-Utilities — 1.1%
Avista Corp.	8,559	435,225
CenterPoint Energy Inc.	66,161	1,751,943
CMS Energy Corp.	37,298	2,555,286
Consolidated Edison Inc.	43,433	4,082,702
MDU Resources Group Inc.	26,292	778,506
NiSource Inc.	49,249	1,443,488
Sempra Energy	35,965	5,777,418
WEC Energy Group Inc.	41,246	4,120,063

		20,944,631

Multiline Retail — 0.1%
Kohl’s Corp.	21,044	899,631
Nordstrom Inc.	14,128	520,758

		1,420,389

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	49,542	1,359,433
Cheniere Energy Inc.(a)	30,264	1,792,839
ConocoPhillips	145,475	8,645,579
Denbury Resources Inc.(a)(b)	62,139	61,207
Devon Energy Corp.	53,111	1,153,571
EQT Corp.	33,269	201,277
Hess Corp.	35,888	2,030,184
Marathon Oil Corp.	104,923	1,192,975
Marathon Petroleum Corp.	86,362	4,706,729
Noble Energy Inc.	62,814	1,241,833
Occidental Petroleum Corp.	117,376	4,662,175
ONEOK Inc.	54,001	4,043,055
Phillips 66	58,803	5,372,830
Pioneer Natural Resources Co.	21,962	2,964,870
QEP Resources Inc.	30,922	98,023
Southwestern Energy Co.(a)(b)	70,700	110,999
Valero Energy Corp.	54,388	4,585,452

		44,223,031

Paper & Forest Products — 0.0%
Domtar Corp.	8,115	282,564

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	28,975	5,654,761

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	307,229	19,340,066

Security	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)	7,448	$1,067,671
Merck & Co. Inc.	335,516	28,666,487
Zoetis Inc.	62,586	8,399,667

		57,473,891

Professional Services — 0.5%
ASGN Inc.(a)	6,854	463,947
Exponent Inc.	6,853	498,693
Heidrick & Struggles International Inc.	2,782	79,064
ICF International Inc.	2,525	221,165
IHS Markit Ltd.(a)	49,830	3,929,594
Kelly Services Inc., Class A, NVS	4,155	73,793
ManpowerGroup Inc.	7,870	720,026
Resources Connection Inc.	4,267	64,965
Robert Half International Inc.	15,260	887,674
TransUnion	24,675	2,262,698
TrueBlue Inc.(a)	5,367	117,591

		9,319,210

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	41,884	2,557,018
Jones Lang LaSalle Inc.	6,727	1,142,379
Realogy Holdings Corp.	15,412	163,213

		3,862,610

Road & Rail — 1.9%
AMERCO	1,172	435,128
ArcBest Corp.	3,370	75,185
Avis Budget Group Inc.(a)(b)	8,564	280,899
CSX Corp.	99,391	7,587,509
Hertz Global Holdings Inc.(a)(b)	11,406	179,759
Kansas City Southern	13,123	2,213,719
Norfolk Southern Corp.	34,517	7,186,785
Ryder System Inc.	6,917	330,079
Union Pacific Corp.	92,324	16,564,772

		34,853,835

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)(b)	135,067	6,348,149
Analog Devices Inc.	48,439	5,316,180
Applied Materials Inc.	121,079	7,021,371
Intel Corp.	580,518	37,112,516
Lam Research Corp.	18,964	5,655,254
Microchip Technology Inc.	31,146	3,036,112
NVIDIA Corp.	75,816	17,925,177
Skyworks Solutions Inc.	22,497	2,545,536
Texas Instruments Inc.	122,345	14,760,924

		99,721,219

Software — 13.5%
Adobe Inc.(a)	63,612	22,336,718
ANSYS Inc.(a)	11,010	3,020,373
Autodesk Inc.(a)	28,820	5,673,217
Cadence Design Systems Inc.(a)	36,822	2,655,234
Citrix Systems Inc.	17,192	2,084,014
Fortinet Inc.(a)(b)	19,082	2,201,300
Intuit Inc.(b)	34,081	9,555,631
Microsoft Corp.	950,532	161,809,062
NortonLifeLock Inc.	81,167	2,306,766
Oracle Corp.	305,993	16,049,333
salesforce.com Inc.(a)(b)	109,177	19,904,059
Teradata Corp.(a)(b)	14,710	358,041
VMware Inc., Class A(a)	10,719	1,587,055

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	21,542	$3,977,300

		253,518,103

Specialty Retail — 3.0%
AutoNation Inc.(a)	7,045	298,990
Best Buy Co. Inc.	31,582	2,674,680
Buckle Inc. (The)	3,949	96,395
Caleres Inc.	5,535	97,139
CarMax Inc.(a)	21,704	2,106,156
Foot Locker Inc.	14,237	540,579
GameStop Corp., Class A(b)	11,300	43,392
Gap Inc. (The)	29,868	520,002
Home Depot Inc. (The)	143,511	32,734,859
Lowe’s Companies Inc.	101,689	11,820,329
Office Depot Inc.	74,385	165,135
Signet Jewelers Ltd.	6,680	162,391
Tiffany & Co.	14,185	1,901,074
Tractor Supply Co.	15,593	1,449,369
Ulta Salon Cosmetics & Fragrance Inc.(a)	7,351	1,969,406

		56,579,896

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)	20,540	1,001,736
Hewlett Packard Enterprise Co.	171,676	2,391,447
HP Inc.	193,784	4,131,475
Xerox Holdings Corp.(a)	25,925	922,152

		8,446,810

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	19,623	587,905
Columbia Sportswear Co.	3,979	373,708
Deckers Outdoor Corp.(a)	3,794	724,312
Hanesbrands Inc.	47,087	647,917
NIKE Inc., Class B	164,046	15,797,630
PVH Corp.	9,867	860,106
Under Armour Inc., Class A(a)(b)	24,476	493,926
Under Armour Inc., Class C, NVS(a)(b)	25,096	450,724
VF Corp.	44,260	3,672,252
Wolverine World Wide Inc.	11,201	353,616

		23,962,096

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	61,922	684,857

Trading Companies & Distributors — 0.4%
Air Lease Corp.	13,774	591,456

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies Inc.	5,046	$325,820
Fastenal Co.	75,006	2,616,209
H&E Equipment Services Inc.	4,130	111,964
HD Supply Holdings Inc.(a)	22,280	907,687
United Rentals Inc.(a)(b)	10,124	1,373,726
WW Grainger Inc.	6,088	1,842,655

		7,769,517

Water Utilities — 0.3%
American Water Works Co. Inc.	23,610	3,215,682
Essential Utilities Inc.	28,349	1,472,447

		4,688,129

Wireless Telecommunication Services — 0.0%
Sprint Corp.(a)	106,458	465,222

Total Common Stocks — 99.8% (Cost: $1,425,775,570)		1,869,192,333

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	13,578,003	13,586,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,136,000	1,136,000

		14,722,149

Total Short-Term Investments — 0.8% (Cost: $14,719,514)		14,722,149

Total Investments in Securities — 100.6% (Cost: $1,440,495,084)		1,883,914,482

Other Assets, Less Liabilities — (0.6)%		(11,994,354)

Net Assets — 100.0%		$1,871,920,128

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI KLD 400 Social ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,230,319	8,347,684	(b)	—	13,578,003	$13,586,149	$46,297	(c)	$5,153	$1,279
BlackRock Cash Funds: Treasury, SL Agency Shares	701,084	434,916	(b)	—	1,136,000	1,136,000	33,728		—	—
BlackRock Inc.	12,645	3,097		(582)	15,160	7,994,626	135,003		(21,850)	698,159

						$22,716,775	$215,028		$(16,697)	$699,438

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	14	03/20/20	$2,257	$(25,110)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,869,192,333	$—	$—	$1,869,192,333
Money Market Funds	14,722,149	—	—	14,722,149

	$1,883,914,482	$—	$—	$1,883,914,482

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,110)	$—	$—	$(25,110)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares